Summary Of Significant Accounting Policies - Intangibles Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Trade name Navios Holdings	Dec. 31, 2013 Trade name Navios Logistics	Dec. 31, 2013 Customer relationships Navios Holdings	Dec. 31, 2013 Unfavorable lease terms purchase options for vessels	Dec. 31, 2013 Favorable lease terms purchase options for vessels
Acquired Finite Lived Intangible Assets [Line Items]
Useful life of assets			32 years	10 years	20 years
Finite lived intangible assets amortization method			straight line	straight line	straight line
Intangibles other than goodwill	$ 191,664	$ 209,058					$ 21,782
Below Market Lease Net	$ 27,074	$ 32,006				$ 9,405